Allowance for doubtful accounts (Details) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	32	9	8
Provision for allowances	16	23	6
Write-offs	(13)		(5)
Balance at end of year	35	32	9